Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Useful Life of Property, Plant, and Equipment	The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Reduction in Earnings Per Share

The effect of the Company’s dividend payment on preferred stock and accretion of the preferred stock is as provided for the year ended December 31, 2012:

2012
Dividend on preferred shares	$1,006,886
Accretion dividend on preferred shares	222,360

Total cost of preferred stock	$1,229,246

Reduction in earnings per share to common stockholders:
Basic	$0.16

Fully diluted	$0.16

Weighted average shares outstanding -basic	7,486,445

Weighted average shares outstanding -diluted	7,486,445